CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net earnings	$ 8,850	$ 9,154	$ 8,879
Other comprehensive earnings (losses), net of income taxes:
Unrealized gains (losses), net of income taxes of $227 in 2013, $6 in 2012 and $10 in 2011	(1,876)	15	(852)
(Gains)/ losses transferred to earnings, net of income taxes of $- in 2013	(12)	0	0
Change in net loss and prior service cost:
Net gains (losses) and prior service costs, net of income taxes of ($81) in 2013, $144 in 2012 and $148 in 2011	1,079	(943)	(1,031)
Amortization of net losses, prior service costs and net transition costs, net of income taxes of ($49) in 2013, ($37) in 2012 and ($23) in 2011	243	160	94
Change in fair value of derivatives accounted for as hedges:
(Gains)/losses transferred to earnings, net of income taxes of $34 in 2013, $3 in 2012 and ($2) in 2011	(235)	(22)	18
Gains/(losses) recognized, net of income taxes of ($30) in 2013, ($14) in 2012 and ($1) in 2011	206	99	(5)
Change in fair value of equity securities	0	0	(1)
Total other comprehensive losses	(595)	(691)	(1,777)
Total comprehensive earnings	8,255	8,463	7,102
Less comprehensive earnings attributable to:
Noncontrolling interests	197	210	137
Redeemable noncontrolling interest	68	194	97
Comprehensive earnings attributable to PMI	$ 7,990	$ 8,059	$ 6,868